Salient features (Tables)	6 Months Ended
Dec. 31, 2019
Salient features
Summary of other financial information
Salient features
for the period ended
		Half year	Half year	Full year
		31 Dec 19	31 Dec 18	30 Jun 19
Other financial information
Total debt (including bank overdraft)	Rm	155 610	131 578	138 636
interest-bearing	Rm	155 546	130 800	137 691
non-interest-bearing	Rm	64	778	945
Finance expense capitalised	Rm	1 974	3 440	6 942
Capital commitments (subsidiaries and joint operations)¹	Rm	49 394	71 248	60 095
authorised and contracted	Rm	217 047	187 515	212 848
authorised, not yet contracted	Rm	37 827	53 163	43 097
less expenditure to date	Rm	(205 480)	(169 430)	(195 850)
Capital commitments (equity accounted investments)	Rm	1 957	1 018	1 283
authorised and contracted	Rm	641	618	715
authorised, not yet contracted	Rm	1 912	620	1 100
less expenditure to date	Rm	(596)	(220)	(532)
Effective tax rate²	%	40,7	24,1	34,2
Number of employees³	number	31 363	31 430	31 429
1

During FY19 a misstatement was identified in the calculation of the LCCP capital cost estimate that was included in the capital commitment disclosure as at 31 December 2018 and 30 June 2018. The misstatement related to the inaccurate estimation of the cost still to be incurred on the project. Accordingly, the capital commitments disclosure as at 31 December 2018 that were originally presented as R58 640 million has been revised by R12 608 million (US$878 million) to R71 248 million. Management concluded that the revision is not material to interim financial results.

2

Our effective corporate tax rate increased from 24,1% to 40,7%. The effective corporate tax rate is 12,7% higher than the South African corporate income tax rate of 28%, mainly due to non-deductible finance costs as a result of increased funding required for the LCCP and the increase in US tax losses at a lower US corporate income tax rate. The positive benefit of the lower US corporate income tax rate will dilute our effective corporate tax rate as soon as the LCCP is generating taxable profits.

3

The total number of employees includes permanent and non-permanent employees and the group’s share of employees within joint operations, but excludes contractors and equity accounted investments’ employees.

Summary of reconciliation of headline earnings
		Half year	Half year	Full year
		31 Dec 19	31 Dec 18	30 Jun 19
		Rm	Rm	Rm
Reconciliation of headline earnings
Earnings attributable to owners of Sasol Limited		4 053	14 740	4 298
Effect of remeasurement items for subsidiaries and joint operations		(169)	(599)	18 645
Impairment of property, plant and equipment		464	2	14 161
Impairment of assets under construction		–	–	4 272
Impairment of goodwill and other intangible assets		–	–	18
Impairment of other assets		3	–	–
Reversal of impairment		–	(957)	(949)
Profit on disposal of business¹		(983)	–	(267)
Profit on disposal of non-current assets		(61)	(27)	(32)
Scrapping of non-current assets		426	376	1 408
Write-off of unsuccessful exploration wells		(18)	7	34
Tax effects and non-controlling interests		(214)	168	(4 017)
Effect of remeasurement items for equity accounted investments		–	15	15
Headline earnings		3 670	14 324	18 941
Headline earnings adjustments by segment
Mining		106	7	45
Exploration and Production International		(18)	7	1 976
Energy		(27)	122	247
Base Chemicals		(352)	(820)	3 190
Performance Chemicals		118	85	13 182
Group Functions		4	–	5
Remeasurement items		(169)	(599)	18 645
Headline earnings per share²	Rand	5,94	23,25	30,72
Diluted headline earnings per share	Rand	5,91	23,08	30,54
1	Mainly relates to R461 million profit on the disposal of our investment in Sasol Huntsman GmbH & co KG and the corresponding R475 million release of foreign currency translation reserve.
2	Headline earnings per share refers to disclosure made in terms of the JSE Limited Listing Requirements.
The reader is referred to the definitions contained in the 2019 Sasol Limited financial statements.